T. ROWE PRICE U.S. Large-Cap Core Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.9%
COMMUNICATION SERVICES 7.0%
Interactive Media & Services 6.1%
Alphabet, Class C (1) 135,152 377,478
377,478
Media 0.9%
Charter Communications, Class A (1) 105,601 57,607
57,607
Total Communication Services 435,085
CONSUMER DISCRETIONARY 11.2%
Hotels, Restaurants & Leisure 1.8%
Domino's Pizza  111,052 45,199
McDonald's  257,184 63,597
108,796
Household Durables 0.2%
NVR (1) 2,842 12,696
12,696
Internet & Direct Marketing Retail 4.3%
Amazon.com (1) 81,910 267,023
267,023
Multiline Retail 1.7%
Dollar General  465,657 103,669
103,669
Specialty Retail 3.2%
Home Depot  197,758 59,195
O'Reilly Automotive (1) 113,029 77,420
Tractor Supply  266,986 62,307
198,922
Total Consumer Discretionary 691,106
CONSUMER STAPLES 9.3%
Beverages 3.0%
Coca-Cola  838,234 51,970
Constellation Brands, Class A  190,851 43,957
Keurig Dr Pepper  2,406,174 91,194
187,121
Food & Staples Retailing 3.5%
Costco Wholesale  192,038 110,585
Sysco  605,728 49,458

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Walmart  354,641 52,813
212,856
Food Products 1.9%
Hershey  294,809 63,865
Mondelez International, Class A  799,618 50,200
114,065
Household Products 0.9%
Procter & Gamble  361,275 55,203
55,203
Total Consumer Staples 569,245
FINANCIALS 7.4%
Banks 1.2%
Bank of America  1,761,424 72,606
72,606
Capital Markets 3.0%
Bank of New York Mellon  1,398,749 69,420
Charles Schwab  675,413 56,944
State Street  690,695 60,173
186,537
Consumer Finance 0.6%
Capital One Financial  266,657 35,009
35,009
Insurance 2.6%
Chubb  431,180 92,230
Hartford Financial Services Group  948,188 68,089
160,319
Total Financials 454,471
HEALTH CARE 20.5%
Biotechnology 0.6%
AbbVie  230,199 37,318
37,318
Health Care Equipment & Supplies 3.6%
ResMed  237,438 57,581
STERIS  355,452 85,937
Stryker  289,608 77,427
220,945
Health Care Providers & Services 5.7%
Anthem  190,844 93,746
Centene (1) 766,274 64,513
HCA Healthcare  147,797 37,041

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  300,928 153,464
348,764
Life Sciences Tools & Services 7.7%
Danaher  430,996 126,424
Mettler-Toledo International (1) 35,726 49,059
Thermo Fisher Scientific  317,830 187,726
Waters (1) 249,055 77,304
West Pharmaceutical Services  90,191 37,042
477,555
Pharmaceuticals 2.9%
AstraZeneca, ADR  947,820 62,878
Eli Lilly  235,480 67,434
Zoetis  244,321 46,077
176,389
Total Health Care 1,260,971
INDUSTRIALS & BUSINESS SERVICES 8.9%
Aerospace & Defense 1.3%
L3Harris Technologies  329,514 81,874
81,874
Commercial Services & Supplies 1.4%
Republic Services  648,719 85,955
85,955
Electrical Equipment 0.7%
Eaton  298,430 45,290
45,290
Machinery 2.4%
Caterpillar  137,560 30,651
Dover  190,762 29,931
IDEX  214,370 41,101
Parker-Hannifin  168,981 47,950
149,633
Professional Services 1.0%
Verisk Analytics  284,019 60,959
60,959
Road & Rail 1.6%
CSX  1,859,437 69,636
Old Dominion Freight Line  93,400 27,897
97,533

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors 0.5%
Fastenal  541,707 32,177
32,177
Total Industrials & Business Services 553,421
INFORMATION TECHNOLOGY 28.8%
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity  461,809 60,488
60,488
IT Services 9.0%
Accenture, Class A  378,271 127,564
Akamai Technologies (1) 576,830 68,868
Broadridge Financial Solutions  565,791 88,099
Paychex  464,211 63,351
VeriSign (1) 293,880 65,377
Visa, Class A  639,171 141,749
555,008
Semiconductors & Semiconductor Equipment 6.6%
Applied Materials  689,921 90,932
KLA  346,849 126,968
Micron Technology  378,924 29,514
NVIDIA  330,486 90,176
Texas Instruments  390,723 71,690
409,280
Software 12.2%
Cadence Design Systems (1) 402,885 66,258
Intuit  218,715 105,167
Microsoft  1,530,410 471,841
Salesforce (1) 518,730 110,137
753,403
Total Information Technology 1,778,179
MATERIALS 2.0%
Chemicals 1.3%
Linde  127,398 40,695
Sherwin-Williams  159,709 39,866
80,561
Containers & Packaging 0.7%
Packaging Corp. of America  290,940 45,419
45,419
Total Materials 125,980

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 4.8%
Electric Utilities 2.6%
Southern  1,154,129 83,686
Xcel Energy  1,088,961 78,590
162,276
Multi-Utilities 2.2%
DTE Energy  593,132 78,418
WEC Energy Group  566,825 56,575
134,993
Total Utilities 297,269
Total Common Stocks (Cost $5,100,743) 6,165,727
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.29% (2)(3) 14,769,560 14,770
Total Short-Term Investments (Cost $14,770) 14,770
Total Investments in Securities 100.1%
(Cost $5,115,513) $ 6,180,497
Other Assets Less Liabilities (0.1)% (5,477)
Net Assets 100.0% $ 6,175,020
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ —# $ — $ 16+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 108,772  ¤  ¤ $ 14,770^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $16 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,770.

T. ROWE PRICE U.S. Large-Cap Core Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE U.S. Large-Cap Core Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE U.S. Large-Cap Core Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On March 31, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F190-054Q1 03/22